MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
MINERAL PROPERTIES [Text Block]

12. MINERAL PROPERTIES

As at December 31, 2017 and December 31, 2016, the Company has capitalized the following acquisition, exploration and evaluation costs on its mineral properties:

	Balance December 31, 2016	Acquisition	Concessions, taxes, and royalties	Wages and salaries	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Total expenditures	Option payments and expenditures recovered	Currency translation adjustments	Disposal or write- down of mineral properties	Balance December 31, 2017
Hope Brook	$17,595,297	$-	$20,750	$185,989	$397,182	$181,702	$283,512	$1,069,135	$-	$-	$-	$18,664,432
Springpole (1)	68,121,214	243,000	314,705	443,195	462,331	356,930	457,379	2,034,540	-	-	-	70,398,754
Pickle Crow (1)	15,821,422	180,000	62,629	23,880	312,668	69,201	25,528	493,906	-	-	-	16,495,328
Duquesne	5,023,019	-	824	89	22,898	3,512	1,776	29,099	-	-	-	5,052,118
Pitt Gold	2,073,841	-	-	-	5,288	1,213	-	6,501	-	-	-	2,080,342
Cameron Gold	26,016,703	-	38,140	107,876	174,266	299,898	39,299	659,479	-	-	-	26,676,182
Goldlund Gold (2)	85,103,290	1,195,629	2,754	580,923	4,173,421	2,124,829	626,424	7,508,351	-	-	-	93,807,270
Others (3)	-	2,500,000	2,004	445	9,877	3,460	-	15,786	-	-	-	2,515,786
Canada Total	$219,754,786	$4,118,629	$441,806	$1,342,397	$5,557,931	$3,040,745	$1,433,918	$11,816,797	$-	$-	$-	$235,690,212
Miranda	760,386	-	76,213	-	24,264	1,557	-	102,034	-	(52,338)	-	810,082
Socorro	711,626	-	112,002	-	8,069	60	131	120,262	-	(49,663)	-	782,225
San Ricardo	829,459	-	190,982	-	4,318	597	3,142	199,039	-	(59,371)	-	969,127
Others (4)	702,521	-	244,903	-	23,163	1,126	1,626	270,818	-	(51,912)	-	921,427
Mexico Total	$3,003,992	$-	$624,100	$-	$59,814	$3,340	$4,899	$692,153	$-	$(213,284)	$-	$3,482,861
USA	703,445	-	39,338	-	-	-	620	39,958	-	(45,221)	-	698,182
Total	$223,462,223	$4,118,629	$1,105,244	$1,342,397	$5,617,745	$3,044,085	$1,439,437	$12,548,908	$-	$(258,505)	$-	$239,871,255

	Balance December 31, 2015	Acquisition	Concessions, taxes, and royalties	Wages and salaries	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Total expenditures	Option payments and expenditures recovered	Currency translation adjustments	Disposal or write- down of mineral properties	Balance Dec 31, 2016
Hope Brook	$17,543,366	$(45,000)	$38,900	$7,492	$25,718	$19,081	$5,740	$96,931	$-	$-	$-	$17,595,297
Springpole	66,249,495	-	256,992	332,890	663,348	466,532	151,957	1,871,719	-	-	-	68,121,214
Pickle Crow	15,176,626	153,120	122,984	17,215	315,892	32,128	3,457	491,676	-	-	-	15,821,422
Duquesne	-	4,980,624	1,280	-	28,785	6,428	5,902	42,395	-	-	-	5,023,019
Pitt Gold	-	2,047,786	732	-	25,182	-	141	26,055	-	-	-	2,073,841
Cameron Gold	-	25,799,192	3,267	65,414	108,888	20,395	19,547	217,511	-	-	-	26,016,703
Goldlund Gold	-	84,859,301	3,151	71,374	92,629	64,009	12,826	243,989	-	-	-	85,103,290
Canada Total	$98,969,487	$117,795,023	$427,306	$494,385	$1,260,442	$608,573	$199,570	$2,990,276	$-	$-	$-	$219,754,786
Miranda	679,715	-	47,409	21,645	16,468	6,512	9,238	101,272	-	(20,601)	-	760,386
Socorro	587,889	-	105,543	9,636	7,341	11,299	7,416	141,235	-	(17,498)	-	711,626
San Ricardo	634,908	-	146,431	24,013	18,742	17,797	6,525	213,508	-	(18,957)	-	829,459
Peñasco Quemado	2,783,382	-	105,726	6,308	-	-	242	112,276	-	(145,747)	(2,749,911)	-
La Frazada	1,891,699	-	1,845	-	-	-	-	1,845	-	(97,947)	(1,795,597)	-
Pluton	904,292	-	65,882	906	2,277	885	512	70,462	-	(35,518)	(939,236)	-
Others (4)	460,099	-	287,236	12,121	3,985	1,217	5,501	310,060	(53,018)	(14,620)	-	702,521
Mexico Total	$7,941,984	$-	$760,072	$74,629	$48,813	$37,710	$29,434	$950,658	$(53,018)	$(350,888)	$(5,484,744)	$3,003,992
USA	680,860	-	40,977	-	460	-	275	41,712	-	(19,127)	-	703,445
Burkina Faso	-	361,894	-	85,385	5,864	22,290	9,681	123,220	-	-	(485,114)	-
Total	$107,592,331	$118,156,917	$1,228,355	$654,399	$1,315,579	$668,573	$238,960	$4,105,866	$(53,018)	$(370,015)	$(5,969,858)	$223,462,223

(1)

During the year ended December 31, 2017, the Company provided consideration, which comprised 500,000 common shares of the Company and $60,000 cash, to complete the acquisition of mining claims which are contiguous to the Company’s existing Springpole and Pickle Crow mineral properties.

(2)

During the year ended December 31, 2017, the Company settled its debenture liability with Kesselrun Resources Ltd., approximately one year after the Tamaka transaction. As part of the settlement agreement, the Company provided consideration, which comprised 4,700,000 common shares of the Company and $200,000 cash, in excess of the initial estimate of fair value of the debenture liability; this amount has been capitalized to the Goldlund Gold project as additional consideration of the Tamaka transaction (see Note 16).

(3)

Other mineral properties in Canada as at December 31, 2017 include the mining claims located in the Township of Duparquet, Quebéc, which are near the Company’s Duquesne gold project and the Duparquet gold project (in which the Company holds a 10% indirect interest). The Company provided consideration, which comprised 2,500,000 common shares of the Company and $250,000 cash, to complete the acquisition of the mining claims during the year.

(4)	Other mineral properties in Mexico as at December 31, 2017 and December 31, 2016 include Puertecitos, Los Tamales, Margaritas, Geranio, El Apache, El Roble, Batacosa, Lachatao and Montana Negra.